LEASES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Lease liability, beginning	$ 38,834,000
Lease principal payments	(1,164,000)	$ (2,401,000)
Additions		120,000
Lease reassessment		7,310
Lease liability, ending	37,670,000	38,834,000
Lease obligation, current portion	2,410,000	2,301,000	$ 2,325,000
Lease obligation, long-term portion	35,260,000	$ 36,533,000	$ 31,480,000
Total	$ 37,670,000